Cash and Cash Equivalents: (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 41,729,659	$ 39,649,888
Cash held in trust	45,045,428	88,500,000
Money market funds	30,549,247	9,522,830
Total	$ 117,324,334	$ 137,672,718